Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Rent Expense
Net rent expense consisted of the following:

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
	(in millions)
Cash rent:
Store base rent (1)	$33	$32	$6	$1
Equipment and other rent (2)	14	12	4	—
Total cash rent	47	44	10	1
Non-cash rent:
Straight-line rent	1	—	2	—
Capital lease offset	—	—	—	—
Net rent expense	$48	$44	$12	$1

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(1)
Store base rent includes the Partnership's rent expense for sites subleased to dealers. The sublease income from these sites is recorded in rental income on the statement of operations and totaled $29 million, $26 million and $8 million for the years ended December 31, 2016 and 2015, and the Successor period September 1, 2014 through December 31, 2014, respectively. Sublease income was $1 million for the Predecessor period January 1, 2014 through August 31, 2014.

(2)	Equipment and other rent consists primarily of store equipment and vehicles.

Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments, excluding sale-leaseback financing obligations (see Note 11), for future fiscal years are as follows (in millions):

2017	$44
2018	37
2019	27
2020	24
2021	18
Thereafter	86
Total	$236